Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Futures positions	$ 0	$ 3,414
Liabilities
	$ 0	(8,059)
Fair Value, Measurements, Recurring [Member]
Assets
Futures positions		3,414
		3,414
Liabilities
Options written on futures contracts		(8,059)
		(8,059)
Total fair value		(4,645)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Futures positions		3,414
		3,414
Liabilities
Options written on futures contracts		(8,059)
		(8,059)
Total fair value		(4,645)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Futures positions		0
		0
Liabilities
Options written on futures contracts		0
		0
Total fair value		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Futures positions		0
		0
Liabilities
Options written on futures contracts		0
		0
Total fair value		$ 0